As filed with the Securities and Exchange Commission on December 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2014

Date of reporting period:  October 31, 2013

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at October 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.88%
	Aerospace & Defense - 2.67%
1,495	Alliant Techsystems, Inc.	$162,761
11,034	The Boeing Co.	1,439,937
55,185	Exelis, Inc.	910,001
6,830	Honeywell International, Inc.	592,366
5,548	L-3 Communications Holdings, Inc.	557,297
		3,662,362
	Airlines - 0.80%
5,574	Alaska Air Group, Inc.	393,859
14,216	Delta Air Lines, Inc.	375,018
18,850	Southwest Airlines Co.	324,597
		1,093,474
	Auto Components - 0.70%
4,345	Delphi Automotive PLC #	248,534
3,322	Drew Industries, Inc.	166,964
12,711	The Goodyear Tire & Rubber Co. *	266,677
4,064	Standard Motor Products, Inc.	146,954
2,521	Tenneco, Inc. *	133,789
		962,918
	Biotechnology - 2.28%
11,676	Amgen, Inc.	1,354,416
4,035	Biogen Idec, Inc. *	985,307
11,178	Gilead Sciences, Inc. *	793,526
		3,133,249
	Building Products - 0.92%
10,784	A.O. Smith Corp.	556,994
26,061	AAON, Inc.	703,908
		1,260,902
	Capital Markets - 1.25%
15,435	Ameriprise Financial, Inc.	1,551,835
781	Virtus Investment Partners, Inc. *	158,949
		1,710,784
	Chemicals - 1.59%
3,289	The Dow Chemical Co.	129,817
23,604	Huntsman Corp.	548,085
443	NewMarket Corp.	137,932
6,720	PolyOne Corp.	203,616
5,246	PPG Industries, Inc.	957,815
2,948	Valspar Corp.	206,272
		2,183,537
	Commercial Services & Supplies - 0.52%
3,766	Deluxe Corp.	177,341
14,427	Kimball International, Inc. - Class B	168,796
22,208	Steelcase, Inc. - Class A	363,989
		710,126
	Communications Equipment - 2.12%
5,652	Black Box Corp.	141,526
44,158	Motorola Solutions, Inc.	2,760,758
		2,902,284
	Computers & Peripherals - 4.64%
4,479	Electronics for Imaging, Inc. *	153,674
8,715	Lexmark International, Inc. - Class A	309,818
121,113	Seagate Technology PLC #	5,895,781
		6,359,273
	Construction & Engineering - 0.15%
6,550	MasTec, Inc. *	209,404

	Consumer Finance - 2.92%
32,096	American Express Co.	2,625,453
54,668	SLM Corp.	1,386,927
		4,012,380
	Containers & Packaging - 0.30%
13,096	Owens-Illinois, Inc. *	416,322

	Diversified Consumer Services - 1.80%
34,764	Apollo Education Group, Inc. *	927,851
5,166	Capella Education Co. *	314,713
37,735	H&R Block, Inc.	1,073,183
2,275	Outerwall, Inc. *	147,830
		2,463,577
	Diversified Financial Services - 0.40%
4,336	CBOE Holdings, Inc.	210,296
4,764	Moody's Corp.	336,624
		546,920
	Diversified Telecommunication Services - 5.31%
133,701	AT&T, Inc.	4,839,976
12,683	CenturyLink, Inc.	429,446
540,642	Vonage Holdings Corp. *	2,016,595
		7,286,017
	Electric Utilities - 0.38%
16,028	PNM Resources, Inc.	383,390
4,615	Portland General Electric Co.	132,451
		515,841
	Electrical Equipment - 1.06%
3,379	AZZ, Inc.	151,717
13,263	Thermo Fisher Scientific, Inc.	1,296,856
		1,448,573
	Electronic Equipment, Instruments & Components - 0.36%
9,411	Tech Data Corp. *	489,937

	Energy Equipment & Services - 0.22%
10,801	Basic Energy Services, Inc. *	158,451
5,809	Patterson-UTI Energy, Inc.	140,926
		299,377
	Food & Staples Retailing - 6.10%
2,244	The Andersons, Inc.	166,460
57,234	The Kroger Co.	2,451,905
151,276	Safeway, Inc.	5,279,532
6,073	Wal-Mart Stores, Inc.	466,103
		8,364,000
	Food Products - 0.79%
2,037	The Hershey Co.	202,152
3,316	Post Holdings, Inc. *	142,422
13,330	Seneca Foods Corp. - Class A *	390,836
12,724	Tyson Foods, Inc. - Class A	352,073
		1,087,483
	Gas Utilities - 0.27%
9,104	UGI Corp.	376,632

	Health Care Equipment & Supplies - 0.35%
8,465	St. Jude Medical, Inc.	485,806

	Health Care Providers & Services - 2.83%
24,896	AmerisourceBergen Corp.	1,626,456
9,374	Cigna Corp.	721,611
23,758	LHC Group, Inc. *	489,415
11,256	Magellan Health Services, Inc. *	660,727
2,837	Omnicare, Inc.	156,461
26,512	Select Medical Holdings Corp.	224,822
		3,879,492
	Hotels, Restaurants & Leisure - 4.05%
1,926	DineEquity, Inc.	158,067
54,800	International Game Technology	1,030,240
1,788	McDonald's Corp.	172,578
10,772	Ruth's Hospitality Group, Inc.	131,311
11,268	Sonic Corp. *	217,472
13,442	Starbucks Corp.	1,089,474
16,613	Wynn Resorts Ltd.	2,761,911
		5,561,053
	Household Durables - 2.61%
5,422	Jarden Corp. *	300,162
9,983	Leggett & Platt, Inc.	296,894
7,362	Mohawk Industries, Inc. *	974,876
67,823	Newell Rubbermaid, Inc.	2,009,595
		3,581,527
	Household Products - 0.60%
12,533	Spectrum Brands Holdings, Inc.	826,175

	Industrial Conglomerates - 1.11%
58,186	General Electric Co.	1,520,982

	Insurance - 7.22%
4,675	Aflac, Inc.	303,782
30,100	The Allstate Corp.	1,597,106
54,234	Assurant, Inc.	3,171,604
6,742	MetLife, Inc.	318,964
52,265	The Travelers Companies, Inc.	4,510,469
		9,901,925
	Internet & Catalog Retail - 0.37%
6,378	HSN, Inc.	334,207
6,664	Liberty Interactive Corp. - Class A *	179,661
		513,868
	Internet Software & Services - 2.13%
1,706	CoStar Group, Inc. *	301,945
79,622	Yahoo!, Inc. *	2,621,952
		2,923,897
	IT Services - 2.56%
1,883	CACI International, Inc. - Class A *	135,538
1,470	International Business Machines Corp.	263,439
2,844	Leidos Holdings, Inc.	133,924
796	Mastercard, Inc. - Class A	570,812
3,925	Science Applications International Corp.	138,356
4,579	Visa, Inc. - Class A	900,552
80,377	The Western Union Co.	1,368,017
		3,510,638
	Life Sciences Tools & Services - 0.14%
4,285	PAREXEL International Corp. *	195,867

	Machinery - 2.50%
14,451	Flowserve Corp.	1,003,911
10,836	FreightCar America, Inc.	240,993
1,477	Hyster-Yale Materials Handling, Inc.	115,856
13,883	Ingersoll-Rand PLC #	937,519
9,355	L.B. Foster Co. - Class A	437,346
31,199	Mueller Water Products, Inc. - Class A	267,375
4,770	NACCO Industries, Inc. - Class A	271,747
3,227	Oshkosh Corp. *	153,573
		3,428,320
	Media - 6.28%
23,099	Comcast Corp. - Class A	1,099,050
37,875	DIRECTV *	2,366,809
17,237	Lions Gate Entertainment Corp. *#	596,055
32,732	Live Nation Entertainment, Inc. *	636,310
2,094	Time Warner Cable, Inc.	251,594
75,800	Twenty-First Century Fox, Inc. - Class A	2,583,264
5,833	Valassis Communications, Inc.	159,591
7,166	Viacom, Inc - Class B	596,856
516	The Washington Post Co. - Class B	331,953
		8,621,482
	Oil, Gas & Consumable Fuels - 5.27%
5,370	EPL Oil & Gas, Inc. *	171,196
46,606	Exxon Mobil Corp.	4,176,830
8,948	HollyFrontier Corp.	412,145
12,450	Marathon Petroleum Corp.	892,167
33,436	PBF Energy, Inc. - Class A	880,370
2,859	SemGroup Corp. - Class A	172,655
4,872	Tesoro Corp.	238,192
8,769	Western Refining, Inc.	282,976
		7,226,531
	Paper & Forest Products - 0.95%
11,718	Domtar Corp.	992,632
5,106	Schweitzer-Mauduit International, Inc.	315,959
		1,308,591
	Personal Products - 0.26%
10,082	Inter Parfums, Inc.	354,483

	Pharmaceuticals - 5.38%
5,485	AbbVie, Inc.	265,748
10,849	Eli Lilly & Co.	540,497
1,846	Johnson & Johnson	170,958
17,415	Mylan, Inc. *	659,506
182,681	Pfizer, Inc.	5,604,653
1,859	Salix Pharmaceuticals Ltd. *	133,383
		7,374,745
	Professional Services - 4.23%
16,309	Barrett Business Services, Inc.	1,358,050
38,447	Dun & Bradstreet Corp.	4,182,649
6,726	Robert Half International, Inc.	259,153
		5,799,852
	Road & Rail - 0.49%
753	AMERCO	152,053
8,519	Avis Budget Group, Inc. *	266,900
7,800	Saia, Inc. *	253,734
		672,687
	Semiconductors & Semiconductor Equipment - 1.98%
59,724	Intel Corp.	1,459,057
18,995	Lam Research Corp. *	1,030,099
12,409	Magnachip Semiconductor Corp. *	231,924
		2,721,080
	Software - 0.46%
3,415	Blackbaud, Inc.	122,940
1,467	CommVault Systems, Inc. *	114,543
4,089	Tyler Technologies, Inc. *	395,447
		632,930
	Specialty Retail - 8.32%
8,356	Abercrombie & Fitch Co. - Class A	313,183
102,639	GameStop Corp. - Class A	5,626,670
16,906	Haverty Furniture Companies, Inc.	470,156
40,936	Home Depot, Inc.	3,188,505
5,183	Lowe's Companies, Inc.	258,010
1,894	O'Reilly Automotive, Inc. *	234,496
5,726	The Sherwin-Williams Co.	1,076,488
12,064	Stage Stores, Inc.	249,122
		11,416,630
	Textiles, Apparel & Luxury Goods - 0.24%
4,795	Hanesbrands, Inc.	326,635

	Total Common Stocks (Cost $107,278,929)	134,280,568

	Total Investments in Securities (Cost $107,278,929) - 97.88%	134,280,568
	Other Assets in Excess of Liabilities - 2.12%	2,915,227
	Net Assets - 100.00%	$137,195,795

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at October 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.06%
	Aerospace & Defense - 8.75%
168,327	BAE Systems PLC - ADR	$4,937,031
35,791	Lockheed Martin Corp.	4,772,372
5,083	Raytheon Co.	418,687
		10,128,090
	Chemicals - 0.77%
28,535	Potash Corp. of Saskatchewan, Inc. - ADR	887,439

	Commercial Banks - 5.47%
72,460	Bank of Montreal #	5,050,462
23,281	HSBC Holdings PLC - ADR	1,281,386
		6,331,848
	Commercial Services & Supplies - 0.59%
15,578	Waste Management, Inc.	678,266

	Computers & Peripherals - 1.86%
44,169	Seagate Technology PLC #	2,150,147

	Diversified Telecommunication Services - 19.86%
47,735	AT&T, Inc.	1,728,007
60,468	BCE, Inc. #	2,632,172
112,411	CenturyLink, Inc.	3,806,236
202,545	Deutsche Telekom AG - ADR	3,198,186
43,230	KT Corp. - ADR	716,753
373,772	Orange S.A. - ADR	5,131,890
1,433	Telenor ASA - ADR	103,477
180,180	Telstra Corp., Ltd. - ADR	4,410,806
24,976	Verizon Communications, Inc.	1,261,538
		22,989,065
	Energy Equipment & Services - 1.03%
25,265	Transocean Ltd. #	1,189,224

	Insurance - 3.37%
14,229	AXA S.A. - ADR	355,867
54,678	Sun Life Financial, Inc. #	1,840,461
19,429	Swiss Re AG - ADR	1,708,781
		3,905,109
	Metals & Mining - 1.43%
10,086	BHP Billiton PLC - ADR	621,701
4,227	Freeport-McMoRan Copper & Gold, Inc.	155,385
32,178	Newmont Mining Corp.	877,172
		1,654,258
	Office Electronics - 1.48%
54,224	Canon, Inc. - ADR	1,711,852

	Oil, Gas & Consumable Fuels - 23.64%
82,114	BP PLC - ADR	3,818,301
221,895	Canadian Oil Sands Ltd. #	4,328,772
8,636	China Petroleum & Chemical Corp. - ADR	694,075
34,526	ConocoPhillips	2,530,756
66,535	Ecopetrol S.A. - ADR	3,151,098
45,124	ENI S.p.A. - ADR	2,292,299
363,049	Gazprom OAO - ADR	3,387,247
23,986	Husky Energy, Inc. #	683,495
23,276	Royal Dutch Shell PLC - ADR	1,551,578
13,180	Sasol Ltd. - ADR	672,444
65,441	Total S.A. - ADR	4,003,680
24,707	Yanzhou Coal Mining Co., Ltd. - ADR	253,247
		27,366,992
	Pharmaceuticals - 5.74%
106,309	AstraZeneca PLC - ADR	5,619,494
18,208	Eisai Co., Ltd. - ADR	713,936
6,273	Eli Lilly & Co.	312,521
		6,645,951
	Semiconductors & Semiconductor Equipment - 1.66%
78,835	Intel Corp.	1,925,939

	Software - 1.35%
49,173	CA, Inc.	1,561,735

	Tobacco - 3.23%
21,918	Altria Group, Inc.	816,007
57,385	Lorillard, Inc.	2,927,209
		3,743,216

	Trading Companies & Distributors - 1.23%
4,987	Mitsui & Co., Ltd. - ADR	1,426,282

	Wireless Telecommunication Services - 10.60%
6,112	China Mobile Ltd. - ADR	317,946
41,283	Mobile Telesystems - ADR	941,252
221,312	NTT DoCoMo, Inc. - ADR	3,512,221
47,990	SK Telecom Co., Ltd. - ADR	1,174,795
112,596	VimpelCom Ltd. - ADR	1,620,256
127,687	Vodafone Group PLC - ADR	4,701,435
		12,267,905
	Total Common Stocks (Cost $93,476,075)	106,563,318

	CONVERTIBLE PREFERRED STOCKS - 1.59%
	Media - 1.59%
76,707	Shaw Communications, Inc. - Class B - ADR	1,835,599

	Total Convertible Preferred Stocks (Cost $1,789,171)	1,835,599

	PREFERRED STOCKS - 3.53%
	Diversified Telecommunication Services - 3.53%
184,390	Telefonica Brasil S.A. - ADR	4,089,770

	Total Preferred Stocks (Cost $4,478,233)	4,089,770

	Total Investments in Securities (Cost $99,743,479) - 97.18%	112,488,687
	Other Assets in Excess of Liabilities - 2.82%	3,259,611
	Net Assets - 100.00%	$115,748,298

# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	23.4%
United Kingdom	18.1%
Canada	14.9%
France	8.2%
Japan	6.4%
Australia	3.8%
Russian Federation	3.7%
Brazil	3.5%
Germany	2.8%
Colombia	2.7%
Switzerland	2.5%
Italy	2.0%
Ireland	1.9%
Republic of Korea	1.6%
Bermuda	1.4%
Netherlands	1.3%
China	0.8%
South Africa	0.6%
Hong Kong	0.3%
Norway	0.1%
100.0%

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at October 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.34%
	Aerospace & Defense - 1.11%
697	Alliant Techsystems, Inc.	$75,882
954	Erickson Air-Crane, Inc. *	18,698
1,621	Exelis, Inc.	26,730
		121,310
	Airlines - 2.93%
1,363	Alaska Air Group, Inc.	96,310
302	Allegiant Travel Co.	31,490
877	Copa Holdings S.A. - Class A #	131,147
1,506	Deutsche Lufthansa AG - ADR *	29,093
722	Spirit Airlines, Inc. *	31,154
		319,194
	Auto Components - 2.10%
1,470	Drew Industries, Inc.	73,882
1,168	The Goodyear Tire & Rubber Co. *	24,505
1,287	Modine Manufacturing Co. *	17,143
2,414	Standard Motor Products, Inc.	87,290
526	Valeo - ADR	26,142
		228,962
	Automobiles - 0.88%
1,749	Fuji Heavy Industries Ltd. - ADR *	95,845

	Biotechnology - 0.15%
2,009	PDL BioPharma, Inc.	16,253

	Building Materials - 0.87%
1,215	Lennox International, Inc.	94,843

	Building Products - 5.04%
3,344	A.O. Smith Corp.	172,718
5,243	AAON, Inc.	141,613
676	American Woodmark Corp. *	22,930
2,021	Apogee Enterprises, Inc.	63,217
2,118	Fortune Brands Home & Security, Inc.	91,243
5,524	PGT, Inc. *	57,726
		549,447
	Capital Markets - 1.53%
3,036	FXMC, Inc. - Class A	49,760
531	SEI Investments Co.	17,624
415	Virtus Investment Partners, Inc. *	84,461
248	Waddell & Reed Financial, Inc.	15,314
		167,159
	Chemicals - 3.70%
2,834	American Pacific Corp. *	129,004
1,950	FutureFuel Corp.	33,949
1,861	Landec Corp. *	21,792
107	NewMarket Corp.	33,316
946	PolyOne Corp.	28,664
1,033	Quaker Chemical Corp.	78,415
214	Stepan Co.	12,598
938	Valspar Corp.	65,632
		403,370
	Commercial Services & Supplies - 4.70%
266	Avery Dennison Corp.	12,534
1,680	Deluxe Corp.	79,111
1,150	G & K Servies, Inc. - Class A	71,760
804	KAR Auction Services, Inc.	23,895
1,774	Kimball International, Inc. - Class B	20,756
2,841	R.R. Donnelley & Sons Co.	52,757
5,130	Steelcase, Inc. - Class A	84,081
1,128	U.S. Ecology, Inc.	40,100
1,237	UniFirst Corp.	127,188
		512,182
	Communications Equipment - 0.71%
1,174	ARRIS Group, Inc. *	20,968
277	EchoStar Corp. - Class A *	13,285
2,357	Ituran Location And Control Ltd. #	43,133
		77,386
	Computers & Peripherals - 1.13%
3,596	Electronics for Imaging, Inc. *	123,379

	Construction & Engineering - 1.27%
1,389	EMCOR Group, Inc.	51,476
2,343	MasTec, Inc. *	74,906
1,086	Pike Electric Corp.	11,740
		138,122
	Construction Materials - 1.29%
1,192	Caesarstone Sdot-Yam Ltd. *#	50,267
1,203	Eagle Materials, Inc.	90,237
		140,504
	Consumer Finance - 0.31%
568	Portfolio Recovery Associates, Inc. *	33,768

	Containers & Packaging - 2.82%
792	AEP Industries, Inc. *	47,061
3,785	Packaging Corp of America	235,730
234	Rock Tenn Co. - Class A	25,040
		307,831
	Diversified Consumer Services - 2.30%
5,873	China Distance Education Holdings Ltd. - ADR	70,359
1,923	H&R Block, Inc.	54,690
3,521	Service Corp. International	63,412
1,877	TAL Education Group - ADR	36,020
5,730	Xueda Education Group - ADR	26,816
		251,297
	Diversified Financial Services - 0.78%
1,757	CBOE Holdings, Inc.	85,214

	Diversified Telecommunication Services - 1.75%
4,839	IDT Corp. - Class B	105,926
982	KT Corp. - ADR	16,282
3,096	Lumos Networks Corp.	68,143
		190,351
	Electrical Equipment - 0.48%
1,175	AZZ, Inc.	52,757

	Electronic Equipment, Instruments & Components - 0.62%
717	Benchmark Electronics, Inc. *	16,297
1,755	Flextronics International Ltd. *#	13,847
1,472	Methode Electronics, Inc.	37,654
		67,798
	Energy Equipment & Services - 0.18%
789	Patterson-UTI Energy, Inc.	19,141

	Food & Staples Retailing - 1.34%
699	The Andersons, Inc.	51,852
3,630	Ingles Markets, Inc. - Class A	93,690
		145,542
	Food Products - 0.73%
524	Industrias Bachoco S.A.B. de C.V. - ADR	21,479
819	Post Holdings, Inc. *	35,176
369	Sanderson Farms, Inc.	23,324
		79,979
	Health Care Equipment & Supplies - 1.45%
383	ICU Medical, Inc. *	23,669
618	ResMed, Inc.	31,976
580	STERIS Corp.	26,210
1,806	Vascular Solutions, Inc. *	35,434
850	West Pharmaceutical Services, Inc.	41,098
		158,387
	Health Care Providers & Services - 4.76%
1,053	Addus HomeCare Corp. *	27,220
7,540	AMN Healthcare Services, Inc. *	93,496
2,958	BioScrip, Inc. *	20,736
621	Community Health Systems Inc.	27,094
1,545	Corvel Corp. *	64,272
1,031	Examworks Group, Inc. *	26,651
531	HCA Holdings, Inc.	25,031
1,092	Healthways, Inc. *	10,516
2,238	Omnicare, Inc.	123,426
544	Team Health Holdings, Inc. *	23,631
954	Universal Health Services, Inc. - Class B	76,854
		518,927
	Hotels, Restaurants & Leisure - 7.00%
1,417	AFC Enterprises, Inc. *	63,170
1,083	Cracker Barrel Old Country Store, Inc.	118,989
569	International Game Technology	10,697
1,170	Jack in the Box, Inc. *	47,596
780	Marriott Vacations WorldWide Corp. *	39,062
844	Multimedia Games Holding Co., Inc. *	27,438
2,504	Red Robin Gourmet Burgers, Inc. *	190,755
8,841	Ruth's Hospitality Group, Inc.	107,772
5,391	Sonic Corp. *	104,046
1,951	Texas Roadhouse, Inc.	53,496
		763,021
	Household Durables - 3.34%
1,293	CSS Industries, Inc.	33,476
863	Jarden Corp. *	47,776
631	Leggett & Platt, Inc.	18,766
1,069	Mohawk Industries, Inc. *	141,557
2,092	Newell Rubbermaid, Inc.	61,986
604	PulteGroup, Inc.	10,661
555	Tupperware Brands Corp.	49,756
		363,978
	Household Products - 0.54%
898	Spectrum Brands Holdings, Inc.	59,196

	Industrial Conglomerates - 0.17%
258	Carlisle Companies, Inc.	18,751

	Internet & Catalog Retail - 0.63%
1,310	HSN, Inc.	68,644

	Internet Software & Services - 1.55%
1,891	comScore, Inc. *	50,528
185	CoStar Group, Inc. *	32,743
2,142	Internet Initiative Japan, Inc. - ADR *	29,967
1,097	Reis, Inc. *	19,735
2,633	United Online, Inc.	22,749
702	ValueClick, Inc. *	13,485
		169,207
	IT Services - 3.81%
1,106	Acxiom Corp. *	36,752
616	Cass Information Systems, Inc.	35,315
542	Convergys Corp.	10,699
1,413	CSG Systems International, Inc.	39,366
2,807	Euronet Worldwide, Inc. *	121,824
135	FleetCor Technologies, Inc. *	15,572
1,755	Genpact Ltd. *#	34,802
416	TeleTech Holdings, Inc. *	11,012
4,904	WNS Holdings Ltd. - ADR *	110,291
		415,633
	Leisure Equipment & Products - 0.27%
662	Brunswick Corp.	29,876

	Life Sciences Tools & Services - 2.22%
1,685	Albany Molecular Research, Inc. *	22,074
1,154	Covance, Inc. *	103,006
1,651	ICON PLC *#	66,766
829	PAREXEL International Corp. *	37,894
421	WuXi PharmaTech Cayman, Inc. - ADR *	12,314
		242,054
	Machinery - 4.53%
1,325	Albany International Corp. - Class A	48,773
1,251	Briggs & Stratton Corp.	22,943
1,519	CIRCOR International, Inc.	112,057
501	Flowserve Corp.	34,804
672	L.B. Foster Co. - Class A	31,416
95	Middleby Corp. *	21,627
10,771	Mueller Water Products, Inc. - Class A	92,307
196	NACCO Industries, Inc. - Class A	11,166
644	Oshkosh Corp. *	30,648
282	Snap-on, Inc.	29,348
994	The Toro Co.	58,586
		493,675
	Marine - 0.34%
3,076	Navios Maritime Holdings, Inc. #	21,778
671	Seaspan Corp. #	14,983
		36,761
	Media - 4.59%
330	Charter Communications, Inc. - Class A *	44,299
518	Cinemark Holdings, Inc.	16,996
2,650	Lions Gate Entertainment Corp. *#	91,637
7,203	Live Nation Entertainment, Inc. *	140,026
823	MDC Partners, Inc. - Class A #	25,373
2,989	Regal Entertainment Group - Class A	56,821
398	Scripps Networks Interactive, Inc. - Class A	32,039
145	The Washington Post Co. - Class B	93,281
		500,472
	Metals & Mining - 0.40%
3,942	Grupo Simec S.A.B. de C.V. - ADR *	43,835

	Oil, Gas & Consumable Fuels - 1.96%
1,078	Delek US Holdings, Inc.	27,543
1,301	EPL Oil & Gas, Inc. *	41,476
1,325	SemGroup Corp. - Class A	80,017
1,798	StealthGas, Inc. *#	20,677
314	Targa Resources Corp.	24,354
619	Western Refining, Inc.	19,975
		214,042
	Paper & Forest Products - 1.07%
881	Norbord, Inc. #	25,078
983	P.H. Glatfelter Co.	25,755
1,067	Schweitzer-Mauduit International, Inc.	66,026
		116,859
	Personal Products - 1.42%
3,404	Inter Parfums, Inc.	119,685
297	Nu Skin Enterprises, Inc. - Class A	34,728
		154,413
	Pharmaceuticals - 1.05%
666	Jazz Pharmaceuticals PLC *#	60,433
753	Salix Pharmaceuticals Ltd. *	54,028
		114,461
	Professional Services - 3.96%
4,189	Barrett Business Services, Inc.	348,818
522	Equifax, Inc.	33,758
9,318	Pendrell Corp. *	20,779
249	Towers Watson & Co. - Class A	28,588
		431,943
	Real Estate Management & Development - 0.29%
204	Altisource Portfolio Solutions S.A. *#	32,085

	Road & Rail - 0.99%
249	AMERCO	50,281
1,845	Avis Budget Group, Inc. *	57,804
		108,085
	Semiconductors & Semiconductor Equipment - 0.14%
1,334	Exar Corp. *	15,381

	Software - 4.43%
429	Advent Software, Inc.	14,393
995	Electronic Arts, Inc. *	26,119
327	ePlus, Inc.	17,776
4,846	Magic Software Enterprises Ltd. #	29,948
542	Manhattan Associates, Inc. *	57,728
1,949	Monotype Imaging Holdings, Inc.	55,001
1,187	Perfect World Co. Ltd. - ADR	20,808
2,703	Tyler Technologies, Inc. *	261,407
		483,180
	Specialty Retail - 3.16%
1,071	Brown Shoe Co., Inc.	24,033
507	Destination Maternity Corp.	15,839
7,423	Haverty Furniture Companies, Inc.	206,434
1,403	Kirkland's, Inc. *	24,903
331	Signet Jewelers Ltd. #	24,712
1,713	Stage Stores, Inc.	35,373
259	Williams-Sonoma, Inc.	13,582
		344,876
	Textiles, Apparel & Luxury Goods - 2.49%
264	Carter's, Inc.	18,256
2,369	Hanesbrands, Inc.	161,376
1,645	Iconix Brand Group, Inc. *	59,368
258	PVH Corp.	32,139
		271,139
	Trading Companies & Distributors - 0.69%
4,701	Aceto Corp.	74,981

	Transportation Infrastructure - 2.37%
3,430	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	93,262
1,408	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	73,202
775	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	92,233
		258,697
	Total Common Stocks (Cost $8,664,112)	10,724,193

	REITS - 0.24%
	Commercial Services & Supplies - 0.24%
698	Corrections Corp. of America	25,826

	Total REITS (Cost $23,592)	25,826

	Total Investments in Securities (Cost $8,687,704) - 98.58%	10,750,019
	Other Assets in Excess of Liabilities - 1.42%	155,249
	Net Assets - 100.00%	$10,905,268

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
October 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks, convertible securities and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2013:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$32,642,949	$-	$-	$32,642,949
Consumer Staples	10,632,141	-	-	10,632,141
Energy	7,525,908	-	-	7,525,908
Financials	16,172,009	-	-	16,172,009
Health Care	16,366,015	-	-	16,366,015
Industrials	18,238,079	-	-	18,238,079
Information Technology	19,540,039	-	-	19,540,039
Materials	4,984,938	-	-	4,984,938
Telecommunication Services	7,286,017	-	-	7,286,017
Utilities	892,473	-	-	892,473
Total Common Stocks	134,280,568	-	-	134,280,568
Total Investments in Securities	$134,280,568	$-	$-	$134,280,568

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$3,743,216	$-	$-	$3,743,216
Energy	28,556,216	-	-	28,556,216
Financials	10,236,957	-	-	10,236,957
Health Care	6,645,951	-	-	6,645,951
Industrials	12,232,638	-	-	12,232,638
Information Technology	7,349,673	-	-	7,349,673
Materials	2,541,697	-	-	2,541,697
Telecommunication Services	35,256,970	-	-	35,256,970
Total Common Stocks	106,563,318	-	-	106,563,318
Convertible Preferred Stocks
Consumer Discretionary	1,835,599	-	-	1,835,599
Total Convertible Preferred Stocks	1,835,599	-	-	1,835,599
Preferred Stocks
Telecommunication Services	4,089,770	-	-	4,089,770
Total Preferred Stocks	4,089,770	-	-	4,089,770
Total Investments in Securities	$112,488,687	$-	$-	$112,488,687

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,929,277	$-	$-	$2,929,277
Consumer Staples	439,130	-	-	439,130
Energy	233,183	-	-	233,183
Financials	318,226	-	-	318,226
Health Care	1,050,081	-	-	1,050,081
Industrials	3,187,048	-	-	3,187,048
Information Technology	1,351,964	-	-	1,351,964
Materials	1,024,933	-	-	1,024,933
Telecommunication Services	190,351	-	-	190,351
Total Common Stocks	10,724,193	-	-	10,724,193
REITs	25,826	-	-	25,826
Total Investments in Securities	$10,750,019	$-	$-	$10,750,019

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at October 31, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended October 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at October 31, 2013 was as follows*:

All Cap Core Fund

Cost of investments	$107,281,977

Gross unrealized appreciation	$27,705,526
Gross unrealized depreciation	(706,935)
Net unrealized appreciation	$26,998,591

Enhanced Dividend Fund

Cost of investments	$99,878,042

Gross unrealized appreciation	$14,539,724
Gross unrealized depreciation	(1,929,079)
Net unrealized appreciation	$12,610,645

Small/Mid Cap Growth Fund

Cost of investments	$8,687,704

Gross unrealized appreciation	$2,217,091
Gross unrealized depreciation	(154,776)
Net unrealized appreciation	$2,062,315

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 12/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date 12/27/2013

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 12/26/2013

* Print the name and title of each signing officer under his or her signature.